Voya VACS Series LCC Fund Investment Objectives and Goals - Voya VACS Series LCC Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Voya VACS Series LCC Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and current income.